Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 172,630	$ 178,884
Cash Flows	56,283	(16,869)
Non-cash flows, Acquisition	1,765	4,104
Non-cash flows, New leases	7,982	7,490
Non-cash flows, Foreign Exchange movement	4,450	(1,651)
Non-cash flows, Others	3,863	672
Ending balance	246,972	172,630	$ 178,884
Total Liabilities From Financing Activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	117,951	128,664	131,348
Cash Flows	66,093	(8,021)	(1,027)
Non-cash flows, Acquisition		1,917	1,147
Non-cash flows, Foreign Exchange movement	5,034	(1,641)	(362)
Non-cash flows, Others	(413)	(2,968)	(2,442)
Ending balance	188,664	117,951	128,664
Bank loans, short-term
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,807	22,944	13,669
Cash Flows	(1,286)	(2,999)	8,313
Non-cash flows, Acquisition		1,917	1,147
Non-cash flows, Foreign Exchange movement	221	(397)	417
Non-cash flows, Others	(312)	(658)	(602)
Ending balance	19,430	20,807	22,944
Notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	97,144	105,720
Cash Flows	67,380	(5,022)
Non-cash flows, Foreign Exchange movement	4,813	(1,244)
Non-cash flows, Others	(101)	(2,310)
Ending balance	169,235	97,144	105,720
Notes Payable Excluding Financing Lease Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		105,628	117,551
Cash Flows			(9,314)
Non-cash flows, Foreign Exchange movement			(769)
Non-cash flows, Others			(1,840)
Ending balance			105,628
Financing Lease Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	54,679	50,220
Cash Flows		(8,848)
Non-cash flows, Acquisition		2,187
Non-cash flows, New leases		7,490
Non-cash flows, Foreign Exchange movement		(10)
Non-cash flows, Others		3,640
Ending balance		54,679	50,220
Financial leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	54,679	92	128
Cash Flows	(9,810)	(8,848)	(26)
Non-cash flows, Acquisition	1,765
Non-cash flows, New leases	7,982
Non-cash flows, Foreign Exchange movement	(584)		(10)
Non-cash flows, Others	4,276
Ending balance	$ 58,308	$ 54,679	$ 92